UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices)  (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        02/28

Date of reporting period:     08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco High Income Trust II
NYSE: VLT

2	Managed Distribution Plan Disclosure
3	Letters to Shareholders
4	Trust Performance
4	Share Repurchase Program Notice
5	Dividend Reinvestment Plan
6	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
26	Approval of Investment Advisory and Sub-Advisory Contracts
28	Distribution Information
30	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

MANAGED DISTRIBUTION PLAN DISCLOSURE
The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the effective date of the Plan. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan is subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares. The Trust will provide its shareholders of record on each distribution record date with a Section 19 Notice dis-
closing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.
2	Invesco High Income Trust II

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
3	Invesco High Income Trust II

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	4.28%
Trust at Market Value	4.07
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼	4.46
Market Price Discount to NAV as of 8/31/19	-7.94
Source: ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
4	Invesco High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
5	Invesco High Income Trust II

Schedule of Investments(a)
August 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–130.42%(b)
Aerospace & Defense–4.18%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(c)	$ 281,000	$ 305,939
5.75%, 03/15/2022(c)	123,000	124,691
6.13%, 01/15/2023(c)	410,000	408,975
7.50%, 03/15/2025(c)	613,000	599,207
7.88%, 04/15/2027(c)	379,000	368,104
Moog, Inc., 5.25%, 12/01/2022(c)	335,000	342,119
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	841,050
TransDigm, Inc.,
6.50%, 07/15/2024	317,000	328,491
6.50%, 05/15/2025	336,000	351,540
6.25%, 03/15/2026(c)	756,000	817,410
Triumph Group, Inc., 7.75%, 08/15/2025	768,000	771,840
		5,259,366
Agricultural & Farm Machinery–0.82%
Titan International, Inc., 6.50%, 11/30/2023	1,285,000	1,031,213
Agricultural Products–0.39%
Kernel Holding S.A. (Ukraine), REGS, 8.75%, 01/31/2022(c)	457,000	485,695
Air Freight & Logistics–0.15%
XPO Logistics, Inc., 6.50%, 06/15/2022(c)	187,000	191,568
Alternative Carriers–1.90%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	587,000	620,019
Series Y, 7.50%, 04/01/2024	580,000	645,238
Level 3 Financing, Inc.,
5.38%, 05/01/2025	612,000	638,010
5.25%, 03/15/2026	466,000	486,970
		2,390,237
Aluminum–0.95%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(c)	800,000	842,000
Novelis Corp., 6.25%, 08/15/2024(c)	332,000	348,600
		1,190,600
Apparel Retail–1.37%
L Brands, Inc.,
5.63%, 02/15/2022	595,000	627,725
6.88%, 11/01/2035	416,000	353,600
6.75%, 07/01/2036	104,000	87,880
	Principal Amount	Value
Apparel Retail–(continued)
Michaels Stores, Inc., 8.00%, 07/15/2027(c)	$ 684,000	$ 657,645
		1,726,850
Apparel, Accessories & Luxury Goods–0.29%
William Carter Co. (The), 5.63%, 03/15/2027(c)	340,000	363,368
Asset Management & Custody Banks–0.29%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(c)	345,000	363,449
Auto Parts & Equipment–0.75%
Dana, Inc., 5.50%, 12/15/2024	229,000	234,725
Delphi Technologies PLC, 5.00%, 10/01/2025(c)	445,000	386,038
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(c)	328,000	322,260
		943,023
Automobile Manufacturers–1.34%
Ford Motor Credit Co. LLC, 5.60%, 01/07/2022	598,000	632,591
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,026,000	1,054,215
Motors Liquidation Co., 0.00%, 07/15/2033(d)(e)	1,640,000	0
		1,686,806
Automotive Retail–1.66%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(c)	184,000	191,360
Lithia Motors, Inc., 5.25%, 08/01/2025(c)	230,000	238,912
Murphy Oil USA, Inc., 5.63%, 05/01/2027	613,000	646,715
Penske Automotive Group, Inc., 5.50%, 05/15/2026	968,000	1,017,610
		2,094,597
Broadcasting–3.17%
AMC Networks, Inc.,
5.00%, 04/01/2024	741,000	765,082
4.75%, 08/01/2025	121,000	124,025
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(c)	1,101,000	1,209,724
Gray Television, Inc., 7.00%, 05/15/2027(c)	305,000	334,646
iHeartCommunications, Inc.,
8.38%, 05/01/2027	545,000	590,644
5.25%, 08/15/2027(c)	364,000	383,630
Tribune Media Co., 5.88%, 07/15/2022	137,000	139,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco High Income Trust II

	Principal Amount	Value
Broadcasting–(continued)
TV Azteca, S.A.B. de C.V. (Mexico), REGS, 8.25%, 08/09/2024(c)	$ 450,000	$ 441,567
		3,988,331
Building Products–0.17%
Standard Industries, Inc., 6.00%, 10/15/2025(c)	200,000	211,250
Cable & Satellite–11.16%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(c)	425,000	439,344
7.50%, 05/15/2026(c)	450,000	480,375
Altice Luxembourg S.A. (Luxembourg),
7.75%, 05/15/2022(c)	200,000	205,605
10.50%, 05/15/2027(c)	428,000	466,520
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	675,000	689,917
5.75%, 02/15/2026(c)	1,855,000	1,968,619
CSC Holdings, LLC,
7.75%, 07/15/2025(c)	750,000	807,187
10.88%, 10/15/2025(c)	419,000	476,351
6.63%, 10/15/2025(c)	415,000	445,328
5.50%, 05/15/2026(c)	425,000	450,500
6.50%, 02/01/2029(c)	687,000	771,157
5.75%, 01/15/2030(c)	225,000	235,688
DISH DBS Corp.,
7.88%, 09/01/2019	978,000	978,000
5.88%, 11/15/2024	1,865,000	1,781,168
7.75%, 07/01/2026	178,000	175,330
Sirius XM Radio, Inc., 5.38%, 07/15/2026(c)	356,000	377,360
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(c)	400,000	408,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(c)	855,000	886,096
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	200,000	209,000
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(c)	250,000	258,563
Virgin Media Finance PLC (United Kingdom), REGS, 6.00%, 10/15/2024(c)	218,000	225,903
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(c)	269,000	282,114
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(c)	557,000	577,191
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(c)	175,000	185,491
Ziggo Bond Co., B.V. (Netherlands), REGS, 5.88%, 01/15/2025(c)	250,000	259,688
		14,041,295
	Principal Amount	Value
Casinos & Gaming–3.24%
Boyd Gaming Corp.,
6.38%, 04/01/2026	$ 230,000	$ 244,663
6.00%, 08/15/2026	212,000	224,720
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(c)	200,000	212,131
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(c)	240,000	234,050
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(c)	279,000	284,955
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(c)	206,000	214,755
MGM Resorts International,
7.75%, 03/15/2022	327,000	367,950
6.00%, 03/15/2023	325,000	358,313
Scientific Games International, Inc., 10.00%, 12/01/2022	426,000	443,573
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(c)	586,000	614,567
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(c)	826,000	873,495
		4,073,172
Coal & Consumable Fuels–0.93%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	1,227,000	1,166,417
Commodity Chemicals–1.04%
Koppers, Inc., 6.00%, 02/15/2025(c)	446,000	435,965
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(c)	290,000	274,775
Olin Corp., 5.63%, 08/01/2029	569,000	592,471
		1,303,211
Communications Equipment–1.48%
CommScope Technologies LLC, 6.00%, 06/15/2025(c)	1,126,000	1,010,585
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	619,000	670,068
5.25%, 08/01/2026	171,000	181,901
		1,862,554
Construction & Engineering–0.82%
AECOM, 5.13%, 03/15/2027	266,000	279,172
William Lyon Homes, Inc.,
6.00%, 09/01/2023	136,000	141,780
6.63%, 07/15/2027(c)	604,000	607,020
		1,027,972
Consumer Finance–3.25%
Ally Financial, Inc.,
8.00%, 03/15/2020	240,000	247,320
5.13%, 09/30/2024	900,000	1,008,000
4.63%, 03/30/2025	704,000	771,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco High Income Trust II

	Principal Amount	Value
Consumer Finance–(continued)
Navient Corp.,
8.00%, 03/25/2020	$ 640,000	$ 660,800
7.25%, 01/25/2022	325,000	357,500
7.25%, 09/25/2023	935,000	1,041,356
		4,086,736
Copper–1.89%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	555,000	510,600
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,044,000	1,007,460
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(c)	899,000	860,792
		2,378,852
Diversified Banks–1.07%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	220,643
Credit Agricole S.A. (France), REGS, 8.13%(c)(f)	488,000	570,550
Societe Generale S.A. (France), REGS, 7.38%(c)(f)	288,000	303,480
Standard Chartered PLC (United Kingdom), REGS, 7.50%(c)(f)	245,000	256,944
		1,351,617
Diversified Chemicals–0.36%
Chemours Co. (The), 7.00%, 05/15/2025	210,000	207,900
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(c)	264,000	248,820
		456,720
Diversified Metals & Mining–0.77%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(c)	532,000	542,629
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(c)	444,000	427,350
		969,979
Diversified REITs–0.73%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	36,000	35,325
5.00%, 04/15/2023	310,000	299,190
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	240,000	248,400
5.38%, 03/15/2027	314,000	334,803
		917,718
Diversified Support Services–0.43%
IAA Spinco, Inc., 5.50%, 06/15/2027(c)	504,000	538,020
Electric Utilities–0.25%
Southern Co. (The), Series B, 5.50%, 03/15/2057	298,000	309,379
	Principal Amount	Value
Electronic Equipment & Instruments–0.64%
Itron, Inc., 5.00%, 01/15/2026(c)	$ 460,000	$ 471,500
MTS Systems Corp., 5.75%, 08/15/2027(c)	317,000	332,058
		803,558
Environmental & Facilities Services–1.53%
Core & Main L.P., 6.13%, 08/15/2025(c)	620,000	632,400
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(c)	825,000	858,000
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	418,000	436,810
		1,927,210
Fertilizers & Agricultural Chemicals–0.42%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(c)	504,000	534,240
Financial Exchanges & Data–0.27%
MSCI, Inc., 5.25%, 11/15/2024(c)	330,000	344,256
Food Distributors–0.63%
US Foods, Inc., 5.88%, 06/15/2024(c)	766,000	794,710
Food Retail–1.41%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	714,000	751,485
7.50%, 03/15/2026(c)	494,000	552,045
5.88%, 02/15/2028(c)	448,000	473,249
		1,776,779
Forest Products–0.39%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(c)	481,000	490,620
Gas Utilities–1.43%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	404,000	430,765
5.88%, 08/20/2026	408,000	445,108
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	900,000	918,000
		1,793,873
Health Care Equipment–0.58%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(c)	596,000	615,370
Teleflex, Inc., 4.88%, 06/01/2026	109,000	115,372
		730,742
Health Care Facilities–5.38%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	375,000	389,062
Community Health Systems, Inc., 6.25%, 03/31/2023	438,000	425,451
HCA Healthcare, Inc., 6.25%, 02/15/2021	610,000	642,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco High Income Trust II

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
7.50%, 02/15/2022	$ 283,000	$ 317,614
5.38%, 02/01/2025	540,000	600,750
5.25%, 04/15/2025	551,000	615,739
5.88%, 02/15/2026	824,000	942,038
5.38%, 09/01/2026	206,000	230,205
5.50%, 06/15/2047	831,000	956,290
Tenet Healthcare Corp.,
8.13%, 04/01/2022	415,000	448,677
6.75%, 06/15/2023	1,159,000	1,195,219
		6,763,314
Health Care REITs–0.74%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	874,000	935,180
Health Care Services–3.62%
AMN Healthcare, Inc., 5.13%, 10/01/2024(c)	410,000	422,300
CHS/Community Health Systems, Inc., 8.00%, 03/15/2026(c)	481,000	462,962
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(g)	683,000	691,537
Envision Healthcare Corp., 8.75%, 10/15/2026(c)	253,000	139,150
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	696,000	668,160
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(c)	985,000	885,328
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(c)(g)	431,000	364,195
Select Medical Corp., 6.25%, 08/15/2026(c)	186,000	193,998
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(c)	130,000	111,881
10.00%, 04/15/2027(c)	330,000	316,800
Team Health Holdings, Inc., 6.38%, 02/01/2025(c)	450,000	303,750
		4,560,061
Home Improvement Retail–0.57%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(c)	801,000	714,893
Homebuilding–3.25%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	541,000	566,697
6.75%, 03/15/2025	641,000	648,211
5.88%, 10/15/2027	85,000	80,963
KB Home, 8.00%, 03/15/2020	243,000	250,594
Lennar Corp.,
8.38%, 01/15/2021	112,000	120,960
5.38%, 10/01/2022	640,000	685,600
4.75%, 11/15/2022	135,000	142,931
5.25%, 06/01/2026	261,000	285,143
	Principal Amount	Value
Homebuilding–(continued)
Meritage Homes Corp., 7.15%, 04/15/2020	$ 300,000	$ 309,375
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(c)	390,000	415,350
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(c)	548,000	586,360
		4,092,184
Household Products–1.44%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.00%, 07/15/2024(c)	874,000	905,136
Reynolds Group Issuer, Inc./LLC, 5.13%, 07/15/2023(c)	207,000	213,324
Spectrum Brands, Inc., 5.75%, 07/15/2025	663,000	692,835
		1,811,295
Independent Power Producers & Energy Traders–1.93%
AES Corp. (The), 5.50%, 04/15/2025	1,199,000	1,254,490
Calpine Corp., 5.50%, 02/01/2024	294,000	297,304
NRG Energy, Inc.,
6.63%, 01/15/2027	417,000	451,924
5.25%, 06/15/2029(c)	398,000	425,191
		2,428,909
Industrial Machinery–2.20%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	1,051,000	969,547
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	932,400
Mueller Industries, Inc., 6.00%, 03/01/2027	847,000	859,705
		2,761,652
Integrated Oil & Gas–0.58%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	675,000	732,713
Integrated Telecommunication Services–6.11%
Altice France S.A. (France),
6.25%, 05/15/2024(c)	312,000	322,817
7.38%, 05/01/2026(c)	703,000	752,210
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(c)	417,000	382,598
8.00%, 10/15/2025(c)	84,000	74,154
CommScope, Inc.,
6.00%, 03/01/2026(c)	501,000	512,773
8.25%, 03/01/2027(c)	169,000	166,254
Frontier Communications Corp.,
10.50%, 09/15/2022	1,815,000	950,606
11.00%, 09/15/2025	344,000	176,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco High Income Trust II

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	$ 924,000	$ 845,460
8.50%, 10/15/2024(c)	490,000	487,550
9.75%, 07/15/2025(c)	256,000	264,000
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	92,000	97,750
7.20%, 07/18/2036	433,000	484,960
T-Mobile USA, Inc.,
6.38%, 03/01/2025	1,270,000	1,318,260
6.50%, 01/15/2026	787,000	847,992
		7,683,684
Interactive Media & Services–1.47%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(c)	509,000	525,543
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(c)	522,000	549,405
6.63%, 08/15/2027(c)	743,000	780,150
		1,855,098
Leisure Facilities–0.59%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	259,000	267,741
Six Flags Entertainment Corp., 4.88%, 07/31/2024(c)	455,000	472,063
		739,804
Leisure Products–0.29%
Mattel, Inc., 6.75%, 12/31/2025(c)	350,000	360,500
Managed Health Care–1.42%
Centene Corp., 5.38%, 06/01/2026(c)	335,000	358,969
Molina Healthcare, Inc., 4.88%, 06/15/2025(c)	331,000	338,861
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	745,000	782,846
5.38%, 08/15/2026(c)	290,000	309,938
		1,790,614
Metal & Glass Containers–0.89%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(c)	200,000	209,375
Berry Global, Inc., 6.00%, 10/15/2022	333,000	340,076
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(c)	474,000	430,155
OI European Group B.V., 4.00%, 03/15/2023(c)	138,000	139,380
		1,118,986
Movies & Entertainment–1.70%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	575,000	548,406
6.13%, 05/15/2027	611,000	566,703
	Principal Amount	Value
Movies & Entertainment–(continued)
Netflix, Inc.,
5.75%, 03/01/2024	$ 475,000	$ 523,094
5.88%, 11/15/2028	441,000	494,471
		2,132,674
Multi-line Insurance–0.10%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(c)	122,000	131,684
Oil & Gas Drilling–3.06%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	226,000	129,950
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(c)	425,000	398,438
Noble Holding International Ltd., 7.75%, 01/15/2024	1,089,000	729,630
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	71,773	71,952
7.75%, 12/15/2023	92,000	91,310
5.25%, 11/15/2024	372,000	320,850
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	266,000	271,238
5.13%, 02/01/2025	478,000	492,340
5.88%, 04/15/2026	267,000	280,684
Transocean, Inc., 7.50%, 04/15/2031	647,000	503,851
Valaris PLC, 7.75%, 02/01/2026	869,000	555,986
		3,846,229
Oil & Gas Equipment & Services–0.74%
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(c)	376,000	238,760
McDermott Technology Americas Inc. / McDermott Technology US Inc., 10.63%, 05/01/2024(c)	268,000	190,280
SESI, L.L.C., 7.13%, 12/15/2021	703,000	499,130
		928,170
Oil & Gas Exploration & Production–10.02%
Antero Resources Corp., 5.63%, 06/01/2023	794,000	736,435
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(c)	571,000	578,137
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	365,000	326,675
California Resources Corp., 8.00%, 12/15/2022(c)	572,000	331,760
Callon Petroleum Co., 6.13%, 10/01/2024	975,000	950,625
Centennial Resource Production, LLC, 6.88%, 04/01/2027(c)	840,000	844,200
Denbury Resources, Inc., 5.50%, 05/01/2022	314,000	135,020
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(c)	410,000	180,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Genesis Energy L.P. / Genesis Energy Finance Corp., 6.25%, 05/15/2026	$ 794,000	$ 762,550
Gulfport Energy Corp., 6.00%, 10/15/2024	738,000	540,585
Jagged Peak Energy LLC, 5.88%, 05/01/2026	862,000	869,327
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(c)	611,000	620,165
Oasis Petroleum, Inc., 6.88%, 01/15/2023	1,141,000	1,038,310
QEP Resources, Inc.,
6.88%, 03/01/2021	591,000	589,522
5.25%, 05/01/2023	220,000	193,600
5.63%, 03/01/2026	207,000	168,705
Range Resources Corp., 5.88%, 07/01/2022	429,000	412,913
SM Energy Co.,
6.13%, 11/15/2022	435,000	406,725
6.75%, 09/15/2026	470,000	401,850
6.63%, 01/15/2027	90,000	76,950
Southwestern Energy Co.,
7.50%, 04/01/2026	373,000	328,315
7.75%, 10/01/2027	806,000	705,250
Whiting Petroleum Corp., 6.25%, 04/01/2023	673,000	531,670
WPX Energy, Inc., 5.25%, 09/15/2024	863,000	880,260
		12,609,949
Oil & Gas Refining & Marketing–1.24%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	164,000	156,210
NuStar Logistics, L.P., 6.00%, 06/01/2026	523,000	562,225
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(c)	411,000	433,091
Sunoco L.P. /Sunoco Finance Corp., 4.88%, 01/15/2023	395,000	404,875
		1,556,401
Oil & Gas Storage & Transportation–3.93%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	460,000	435,850
5.75%, 01/15/2028(c)	1,010,000	921,625
Energy Transfer Operating, L.P.,
Series A, 6.25%(f)	314,000	292,956
5.88%, 01/15/2024	765,000	856,590
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(c)	253,000	266,409
Plains All American Pipeline, L.P., Series B, 6.13%(f)	423,000	402,493
SemGroup Corp., 6.38%, 03/15/2025	515,000	489,250
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
7.88%, 09/01/2021	$ 304,000	$ 335,781
4.55%, 06/24/2024	876,000	949,362
		4,950,316
Other Diversified Financial Services–2.01%
eG Global Finance PLC (United Kingdom), 6.75%, 02/07/2025(c)	478,000	463,062
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(c)	572,000	605,571
LPL Holdings, Inc., 5.75%, 09/15/2025(c)	474,000	500,070
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(c)	770,000	794,871
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(c)	165,000	170,466
		2,534,040
Packaged Foods & Meats–1.45%
B&G Foods, Inc., 5.25%, 04/01/2025	626,000	637,143
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(c)	176,000	183,702
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(c)	536,000	569,232
TreeHouse Foods, Inc., 6.00%, 02/15/2024(c)	419,000	436,283
		1,826,360
Paper Packaging–0.75%
Graphic Packaging International, LLC, 4.88%, 11/15/2022	477,000	502,042
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(c)	207,000	219,420
8.50%, 08/15/2027(c)	205,000	220,888
		942,350
Paper Products–1.32%
Mercer International, Inc. (Germany),
7.75%, 12/01/2022	57,000	58,568
6.50%, 02/01/2024	667,000	689,511
5.50%, 01/15/2026	170,000	168,334
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	715,000	738,237
		1,654,650
Pharmaceuticals–2.80%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	422,220
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(c)	400,000	413,000
5.50%, 11/01/2025(c)	346,000	364,158
9.00%, 12/15/2025(c)	616,000	693,000
5.75%, 08/15/2027(c)	163,000	175,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco High Income Trust II

	Principal Amount	Value
Pharmaceuticals–(continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(c)	$ 275,000	$ 182,875
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(c)	512,000	506,240
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	355,000	331,925
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	460,000	439,300
		3,527,943
Publishing–0.88%
Meredith Corp., 6.88%, 02/01/2026	1,043,000	1,105,580
Regional Banks–0.49%
CIT Group, Inc.,
5.00%, 08/15/2022	149,000	159,220
5.00%, 08/01/2023	415,000	451,312
		610,532
Research & Consulting Services–0.99%
Equinix, Inc., 5.88%, 01/15/2026	1,171,000	1,248,579
Restaurants–1.03%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(c)	783,000	810,405
IRB Holding Corp., 6.75%, 02/15/2026(c)	476,000	479,570
		1,289,975
Security & Alarm Services–0.31%
Brink’s Co. (The), 4.63%, 10/15/2027(c)	379,000	386,580
Semiconductors–0.48%
Micron Technology, Inc., 5.50%, 02/01/2025	595,000	607,849
Specialized Consumer Services–1.07%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(c)	424,000	446,103
7.45%, 08/15/2027	814,000	906,593
		1,352,696
Specialized REITs–1.58%
GLP Capital, L.P. / GLP Financing II, Inc., 5.38%, 04/15/2026	535,000	588,586
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(c)	474,000	491,775
Iron Mountain, Inc.,
6.00%, 08/15/2023	386,000	395,650
5.25%, 03/15/2028(c)	223,000	232,477
SBA Communications Corp., 4.88%, 09/01/2024	265,000	275,269
		1,983,757
Specialty Chemicals–1.98%
Element Solutions, Inc., 5.88%, 12/01/2025(c)	541,000	568,050
	Principal Amount	Value
Specialty Chemicals–(continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(c)	$ 585,000	$ 601,087
PolyOne Corp., 5.25%, 03/15/2023	395,000	426,106
PQ Corp., 6.75%, 11/15/2022(c)	413,000	430,119
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(c)	693,000	464,657
		2,490,019
Steel–1.28%
ArcelorMittal (Luxembourg), 7.00%, 10/15/2039	400,000	479,427
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	693,000	696,465
United States Steel Corp., 6.88%, 08/15/2025	451,000	430,277
		1,606,169
Technology Hardware, Storage & Peripherals–0.68%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(c)	809,000	852,869
Textiles–0.37%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	491,000	462,768
Trading Companies & Distributors–2.72%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)	430,000	460,637
Aircastle Ltd.,
7.63%, 04/15/2020	80,000	82,579
5.50%, 02/15/2022	68,000	72,660
5.00%, 04/01/2023	656,000	702,212
BMC East, LLC, 5.50%, 10/01/2024(c)	647,000	673,689
H&E Equipment Services, Inc., 5.63%, 09/01/2025	257,000	270,171
United Rentals North America, Inc.,
5.50%, 07/15/2025	469,000	490,691
6.50%, 12/15/2026	415,000	452,869
5.50%, 05/15/2027	197,000	212,122
		3,417,630
Trucking–0.99%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(c)	269,000	274,716
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(c)	1,090,000	972,825
		1,247,541
Wireless Telecommunication Services–3.82%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(c)	225,000	128,250
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(c)	213,000	41,535
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(c)	292,000	261,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco High Income Trust II

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(c)		$ 451,000	$ 463,966
Sprint Capital Corp., 8.75%, 03/15/2032		354,000	444,263
Sprint Communications, Inc., 11.50%, 11/15/2021		390,000	459,225
Sprint Corp.,
7.25%, 09/15/2021		816,000	879,811
7.88%, 09/15/2023		1,309,000	1,475,898
7.63%, 02/15/2025		434,000	486,623
7.63%, 03/01/2026		141,000	158,801
			4,799,712
Total U.S. Dollar Denominated Bonds & Notes (Cost $164,443,110)			164,057,892
Non-U.S. Dollar Denominated Bonds & Notes–0.54%(h)
Diversified Banks–0.20%
Erste Group Bank AG (Austria), REGS, 6.50%(c)(f)	EUR	200,000	251,854
Food Retail–0.25%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	300,000	316,934
	Principal Amount		Value
Textiles–0.09%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	$ 106,338
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $770,762)			675,126
	Shares
Money Market Funds–3.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(i)		1,568,380	1,568,380
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(i)		1,119,908	1,120,356
Invesco Treasury Portfolio, Institutional Class, 1.98%(i)		1,792,435	1,792,435
Total Money Market Funds (Cost $4,481,171)			4,481,171
TOTAL INVESTMENTS IN SECURITIES–134.52% (Cost $169,695,043)			169,214,189
BORROWINGS–(37.80)%			(47,550,000)
OTHER ASSETS LESS LIABILITIES—3.28%			4,129,166
NET ASSETS–100.00%			$125,793,355
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $77,662,905, which represented 61.74% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at August 31, 2019 represented less than 1% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco High Income Trust II

Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2019
BBB	10.67%
BB	47.76
B	33.41
CCC	7.42
CC	0.02
Non-Rated	0.72
† Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/29/2019	Goldman Sachs International	EUR	1,325,731	USD	1,482,323	$15,746
11/29/2019	Goldman Sachs International	GBP	257,250	USD	315,523	1,440
Total Forward Foreign Currency Contracts						$17,186

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco High Income Trust II

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $165,213,872)	$164,733,018
Investments in affiliated money market funds, at value (Cost $4,481,171)	4,481,171
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	17,186
Foreign currencies, at value (Cost $1,230,704)	1,231,039
Receivable for:
Dividends	6,004
Investments sold	768,119
Interest	2,915,749
Investment for trustee deferred compensation and retirement plans	20,628
Total assets	174,172,914
Liabilities:
Payable for:
Borrowings	47,550,000
Investments purchased	436,921
Dividends	24,459
Amount due custodian	101,843
Accrued fees to affiliates	1,559
Accrued interest expense	122,507
Accrued trustees’ and officers’ fees and benefits	2,164
Accrued other operating expenses	118,375
Trustee deferred compensation and retirement plans	21,731
Total liabilities	48,379,559
Net assets applicable to common shares	$125,793,355
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$138,955,092
Distributable earnings	(13,161,737)
$125,793,355
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	8,118,429
Net asset value per common share	$ 15.49
Market value per common share	$ 14.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco High Income Trust II

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$5,130,918
Dividends from affiliated money market funds	41,384
Total investment income	5,172,302
Expenses:
Advisory fees	610,918
Administrative services fees	8,865
Custodian fees	3,668
Interest, facilities and maintenance fees	807,368
Transfer agent fees	20,082
Trustees’ and officers’ fees and benefits	11,576
Registration and filing fees	11,250
Reports to shareholders	18,743
Professional services fees	118,917
Other	12,332
Total expenses	1,623,719
Less: Fees waived	(1,908)
Net expenses	1,621,811
Net investment income	3,550,491
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	298,010
Foreign currencies	(28,948)
Forward foreign currency contracts	76,394
345,456
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,064,795
Foreign currencies	(200)
Forward foreign currency contracts	28,735
1,093,330
Net realized and unrealized gain	1,438,786
Net increase in net assets resulting from operations applicable to common shares	$4,989,277
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco High Income Trust II

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 3,550,491	$ 7,487,345
Net realized gain (loss)	345,456	(250,406)
Change in net unrealized appreciation (depreciation)	1,093,330	(2,465,586)
Net increase in net assets resulting from operations applicable to common shares	4,989,277	4,771,353
Distributions to common shareholders from distributable earnings	(4,695,700)	(8,320,593)
Return of capital applicable to common shares	—	(466,795)
Total distributions	(4,695,700)	(8,787,388)
Net increase (decrease) in net assets applicable to common shares	293,577	(4,016,035)
Net assets applicable to common shares:
Beginning of period	125,499,778	129,515,813
End of period	$125,793,355	$125,499,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco High Income Trust II

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 4,989,277
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(29,986,701)
Proceeds from sales of investments	35,094,552
Amortization of premium on investment securities	483,423
Accretion of discount on investment securities	(163,174)
Increase in receivables and other assets	(41,624)
Increase in accrued expenses and other payables	37,810
Net realized gain from investment securities	(298,010)
Net change in unrealized appreciation on investment securities	(1,064,795)
Net change in unrealized appreciation of forward foreign currency contracts	(28,735)
Net cash provided by operating activities	9,022,023
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(4,693,426)
Increase in payable for amount due custodian	101,843
Net cash provided by (used in) financing activities	(4,591,583)
Net increase in cash and cash equivalents	4,430,440
Cash and cash equivalents at beginning of period	1,281,770
Cash and cash equivalents at end of period	$ 5,712,210
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 806,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco High Income Trust II

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 15.46	$ 15.95	$ 16.36	$ 14.37	$ 17.11	$ 17.88
Net investment income(a)	0.44	0.92	0.93	1.08	1.14	1.18
Net gains (losses) on securities (both realized and unrealized)	0.17	(0.33)	(0.33)	2.04	(2.64)	(0.66)
Total from investment operations	0.61	0.59	0.60	3.12	(1.50)	0.52
Less:
Dividends paid to common shareholders from net investment income	(0.58)	(1.03)	(1.01)	(1.07)	(1.15)	(1.29)
Return of capital	—	(0.05)	—	(0.06)	(0.09)	—
Total distributions	(0.58)	(1.08)	(1.01)	(1.13)	(1.24)	(1.29)
Net asset value per common share, end of period	$ 15.49	$ 15.46	$ 15.95	$ 16.36	$ 14.37	$ 17.11
Market value per common share, end of period	$ 14.26	$ 14.26	$ 14.04	$ 14.66	$ 12.61	$ 15.29
Total return at net asset value(b)	4.28%	4.92%	4.42%	23.29%	(8.09)%	3.73%
Total return at market value(c)	4.07%	9.94%	2.57%	25.90%	(9.74)%	(0.46)%
Net assets applicable to common shares, end of period (000’s omitted)	$125,793	$125,500	$129,516	$132,783	$116,643	$138,940
Portfolio turnover rate(d)	17%	38%	38%	91%	87%	99%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.56% (e)	2.37%	1.95%	1.71%	1.67%	1.49%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.29% (e)	1.23%	1.15%	1.14%	1.21%	1.11%
Without fee waivers and/or expense reimbursements	2.56% (e)	2.37%	1.95%	1.72%	1.67%	1.53%
Ratio of net investment income to average net assets	5.60% (e)	5.97%	5.73%	6.85% (f)	7.13%	6.81%
Senior securities:
Asset coverage per $1,000 unit of senior indebtedness(g)	$ 3,645	$ 3,639	$ 3,724	$ 3,792	$ 3,453	$ 3,749
Total borrowings (000’s omitted)	$ 47,550	$ 47,550	$ 47,550	$ 47,550	$ 47,550	$ 50,550

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $126,049.
(f)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust. The ratio of net investment income excluding these payments would have been 6.66%.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco High Income Trust II

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
20	Invesco High Income Trust II

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount based on a distribution rate of 8.5% of the market price per share on August 1, 2018. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. Distributions from net investment income are declared and paid monthly, and recorded on the ex-dividend date. The Plan may be amended or terminated at any time by the Board.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
21	Invesco High Income Trust II

K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.
L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
N.	Other Risks – The Trust may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
O.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2019, the Adviser waived advisory fees of $1,908.
22	Invesco High Income Trust II

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$ —	$164,057,892	$0	$164,057,892
Non-U.S. Dollar Denominated Bonds & Notes	—	675,126	—	675,126
Money Market Funds	4,481,171	—	—	4,481,171
Total Investments in Securities	4,481,171	164,733,018	0	169,214,189
Other Investments - Assets*
Forward Foreign Currency Contracts	—	17,186	—	17,186
Total Investments	$4,481,171	$164,750,204	$0	$169,231,375

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$17,186
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$17,186
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2019.
23	Invesco High Income Trust II

Offsetting Assets and Liabilities
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$17,186	$–	$17,186	$–	$–	$17,186
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 76,394
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	28,735
Total	$105,129
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$1,813,576
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6—Cash Balances and Borrowings
The Trust entered into a $60 million Credit Agreement, which will expire on November 15, 2019. This Credit Agreement is secured by the assets of the Trust.
During the six months ended August 31, 2019, the average daily balance of borrowing under the Credit Agreement was $47,550,000 with a weighted interest rate of 2.37%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
24	Invesco High Income Trust II

The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,066,974	$5,730,255	$10,797,229

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $28,381,166 and $34,795,348, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 5,987,170
Aggregate unrealized (depreciation) of investments	(7,534,337)
Net unrealized appreciation (depreciation) of investments	$ (1,547,167)
Cost of investments for tax purposes is $170,778,542.
NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	8,118,429	8,118,429
Shares issued through dividend reinvestment	—	—
Ending shares	8,118,429	8,118,429
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0964	September 18, 2019	September 30, 2019
October 1, 2019	$0.0964	October 16, 2019	October 31, 2019
25	Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At the meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco High Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Leveraged High Yield Bond Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board noted that the Fund’s use of leverage and underweight exposure to and selection in certain industries and securities detracted from Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, and noted the impact of a managed distribution plan implemented for the Fund in August 2018.

26                         Invesco High Income Trust II

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The

Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

27                         Invesco High Income Trust II

September 2019

INVESCO HIGH INCOME TRUST II—Common Shares—Cusip: 46131F101

Distribution Notice

Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. The Trust’s annual report to shareholders will include information regarding the tax character of Trust distributions for the fiscal year. This Notice is sent to comply with certain US Securities and Exchange Commission requirements.

On August 1, 2018, Invesco Advisers, Inc. (Invesco) announced that the Board of Trustees of the Trust approved a managed distribution plan (the “Plan”) for the Trust, whereby the Trust will pay common shareholders a stable monthly distribution. Under the Plan, the Trust increased its dividend to a stated fixed monthly amount based on a distribution of 8.5% of market price per share as of August 1, 2018, which is the date the Plan became effective. The Trust’s distributions may include net investment income, long-term capital gains, short-term capital gains and/or return of capital. In order to make multiple long-term capital gains distributions over the course of the year, the Trust will rely on an exemptive order granted by the US Securities and Exchange Commission.

The following table sets forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. All amounts are expressed per common share. The Trust estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Trust is paid back to you. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

DISTRIBUTION ESTIMATES	September 2019		CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2019*
Source	Per Share Amount	% of Current Distribution	Per Share Amount	% of 2019 Distributions
Net Investment Income	$0.0774	80.29%	$0.4580	79.18%
Net Realized Short-Term Capital Gains	$0.0000	0.00%	$0.0000	0.00%
Net Realized Long-Term Capital Gains	$0.0000	0.00%	$0.0000	0.00%
Return of Capital (or Other Capital Source)	$0.0190	19.71%	$0.1204	20.82%
Total Current Distribution (per common share)	$0.0964	100.00%	$0.5784	100.00%

*

Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. The Trust’s annual report to shareholders will include information regarding the tax character of Trust distributions for the fiscal year. The final determination of the source and tax characteristics of all distributions in 2019 will be made after the end of the year.

The monthly distributions are based on estimates and terms of the Trust’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of the Trust’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.

The Trust’s Performance and Distribution Rate Information disclosed in the table below is based on the Trust’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year-to-date Cumulative Total Return with the Trust’s Cumulative Distribution Rate and the Average Annual Total Return with the Trust’s Current Annualized Distribution Rate. The Trust’s NAV is calculated as the total market value of all the securities and other assets held by the Trust minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of the Trust’s investment performance. The value of a shareholder’s investment in the Trust is determined by the Trust’s market price, which is based on the supply and demand for the Trust’s shares in the open market.

28                         Invesco High Income Trust II

Trust Performance and Distribution Rate Information:

Fiscal Year-to-date March 1, 2019 to August 31, 2019
Fiscal Year-to-date Cumulative Total Return[1]	4.07%
Cumulative Distribution Rate[2]	3.73%
Current Annualized Distribution Rate[3]	7.47%

Five-year period ending August 31, 2019
Average Annual Total Return[4]	5.22%

[1]

Fiscal year-to-date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Trust’s NAV over the fiscal year-to-date time period including distributions paid and reinvested.

[2]

Cumulative Distribution Rate for the Trust’s current fiscal period (March 1, 2019 through August 31, 2019) is calculated as the dollar value of distributions in the fiscal year-to-date period as a percentage of the Trust’s NAV as of August 31, 2019.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Trust’s NAV as of August 31, 2019.
[4]

Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Trust for the five-year period ending August 31, 2019. Annual NAV Total Return is the percentage change in the Trust’s NAV over a year including distributions paid and reinvested.

The Plan may be amended or terminated at any time by the Trust’s Board of Trustees and as a result, the amount of dividends paid by the Trust may vary from time to time. Past amounts of dividends are no guarantee of future dividend payment amounts.

The amount of dividends paid by the Trust may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.

Investing involves risk and it is possible to lose money on any investment in the Trust.

Visit www.invesco.com for more details. If you have any questions, please contact our Client Services Department at 1-800-341-2929 between the hours of 8:00 am – 5:00 pm CT, Monday through Friday.

About Invesco Ltd.

Invesco is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our 13 distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in 25 countries, Invesco managed $1.1 trillion in assets on behalf of clients worldwide as of August 31, 2019. For more information, visit www.Invesco.com.

Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned subsidiary of Invesco Ltd.

Note: There is no assurance that a closed-end Trust will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT FDIC INSURED l MAY LOSE VALUE l NO BANK GUARANTEE

—Invesco—

29                         Invesco High Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders.

The results of the voting on the above matter was as follows:

	Matter	Votes For	Votes Withheld
(1).	Cynthia Hostetler	7,263,031.06	384,859.49
	Eli Jones	7,256,457.49	391,433.06
	Prema Mathai-Davis	7,250,984.32	396,906.23
	Ann Barnett Stern	7,244,842.66	403,047.89
	Raymond Stickel, Jr.	7,266,622.36	381,268.19

30                         Invesco High Income Trust II

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-05769	VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019